CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue recognized	$ 0.3	$ 0.4	$ 1.2
Selling expenses recognized	$ (3.5)	$ (9.2)	$ 9.4
Ordinary share, par value (in dollars per share)	$ 0.015	$ 0.015
Reverse split stock	one-for-four	one-for-four	one-for-four